SEGMENT REPORTING - Schedule of Customer Concentration Risk (Details) - Customer Concentration Risk	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
A | Revenue
Concentration Risk [Line Items]
Concentration risk, percentage			15.00%
A | Segment
Concentration Risk [Line Items]
Concentration risk, percentage			26.00%
B | Revenue
Concentration Risk [Line Items]
Concentration risk, percentage			14.00%
B | Segment
Concentration Risk [Line Items]
Concentration risk, percentage			23.00%
E | Revenue
Concentration Risk [Line Items]
Concentration risk, percentage		14.00%
E | Segment
Concentration Risk [Line Items]
Concentration risk, percentage		38.00%
F | Revenue
Concentration Risk [Line Items]
Concentration risk, percentage	11.00%
F | Segment
Concentration Risk [Line Items]
Concentration risk, percentage	49.00%